Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
1. Organization and Operations

Make Good Media

Make Good Media, a development stage company, (“Predecessor”), was organized as a Sole-Proprietorship on October 28, 2009 under the laws of Canada. The Company plans to make people, newly diagnosed with Type 1 Diabetes, aware of the information in self-management with the disease.

The Company exists to increase the number of people living healthy, happy lives with Type 1 Diabetes by:

•	Providing people with type 1 diabetes with a proactive perspective about self-care that will lead them to seek to understand and manage their condition
•	Providing people with type 1 diabetes with the information they need to self-manage and thrive with the condition.
•	Increasing the number of people who use existing informational, support, and research organizations concerned with improving the lives of people with type 1 diabetes.

Type 1 Media, Inc.

Type 1 Media, Inc. (the “Company”) was incorporated on January 12, 2012 under the laws of the State of Delaware for the sole purpose of acquiring all of the outstanding rights of Make Good Media. Upon formation, the Company issued an aggregate of 5,000,000 shares of the newly formed corporation’s common stock to the President of the Predecessor for all of the outstanding rights. No value was given to the stock issued by the newly formed corporation. Therefore, the shares were recorded to reflect the $0.000001 par value and paid in capital was recorded as a negative amount ($5). The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Make Good Media, which are recorded at historical cost.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the United States Securities and Exchange Commission (the “SEC”), by reclassifying the Sole-Proprietorship’s deficit accumulated during the development stage of ($37,913) and other comprehensive income of $1,141 at January 12, 2012 to additional paid-in capital.

The accompanying consolidated financial statements have been prepared as if the Company had its corporate capital structure as of the first date of the first period presented.

Make Good Media

Make Good Media, a development stage company, (“Predecessor”), was organized as a Sole-Proprietorship on October 28, 2009 under the laws of Canada. The Company plans to make people, newly diagnosed with Type 1 Diabetes, aware of the information in self-management with the disease.

The Company exists to increase the number of people living healthy, happy lives with Type 1 Diabetes by:

·	Providing people with type 1 diabetes with a proactive perspective about self-care that will lead them to seek to understand and manage their condition

·	Providing people with type 1 diabetes with the information they need to self-manage and thrive with the condition.

·	Increasing the number of people who use existing informational, support, and research organizations concerned with improving the lives of people with type 1 diabetes.

Type 1 Media, Inc.

Type 1 Media, Inc. (the “Company”) was incorporated on January 12, 2012 under the laws of the State of Delaware for the sole purpose of acquiring all of the outstanding rights of Make Good Media. Upon formation, the Company issued an aggregate of 5,000,000 shares of the newly formed corporation’s common stock to the President of the Predecessor for all of the outstanding rights. No value was given to the stock issued by the newly formed corporation. Therefore, the shares were recorded to reflect the $0.000001 par value and paid in capital was recorded as a negative amount ($5). The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Make Good Media, which are recorded at historical cost.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the United States Securities and Exchange Commission (the “SEC”), by reclassifying the Sole-Proprietorship’s deficit accumulated during the development stage of ($37,913) and other comprehensive income of $1,141 at January 12, 2012 to additional paid-in capital.

The accompanying consolidated financial statements have been prepared as if the Company had its corporate capital structure as of the first date of the first period presented.